Revenues - Additional Information (Detail) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Non-current trade receivables	€ 2,117		€ 2,432
Revenue	5		6	€ 3,115
License And collaboration Agreements [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	0		€ 0
Top of range [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Variable consideration related to future regulatory and commercial-based milestones recognized as revenue | $		$ 17.5
Increase (decrease) due to application of IFRS 15 [member] | Mesoblast licence agreement [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Upfront payments recognized as revenue	800
Contingent milestone payments recognized as revenue	2,200
Deferred financial income	500
Net out-licensing revenue	€ 2,400